INCOME TAX - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 0
Change in valuation allowance	$ 21,062	$ 995